CONTINGENCIES	12 Months Ended
Aug. 31, 2022
Contingencies [Abstract]
Contingencies	CONTINGENCIES
The Company recognizes loss contingency provisions for probable losses when management can reasonably estimate the loss. When the estimated loss lies within a range, the Company records a loss contingency provision based on its best estimate of the probable loss. If no particular amount within that range is a better estimate than any other amount, the mid-point of the range is used. As information becomes known a loss contingency provision is recorded when a reasonable estimate can be made. The estimates are reviewed at each reporting date and the estimates are changed when expectations are revised. An outcome that deviates from the Company’s estimate may result in an additional expense or release in a future accounting period.

Nova Scotia Claim
On March 3, 2017, a claim in connection with a proposed class-action lawsuit (the “NS Claim”) was filed with the Supreme Court of Nova Scotia (the “NS Court”) seeking to represent a class who purchased medical marijuana that was the subject of the Company’s product recalls in December 2016 and January 2017 as it may have contained trace elements of the pesticides myclobutanil and bifenazate which are not approved for use by licensed producers. Between 2017 and 2021, various proceedings took place and the NS Claim was amended several times.

On April 26, 2022, the Company entered into a Settlement Agreement (the "Settlement") with the representative plaintiff on behalf of the class for an aggregate of $2,310 (the "Settlement Amount"). The Settlement Amount will be used to provide claimants a refund of the amounts paid to purchase the voluntarily recalled product, less any refunds they have already received, as well as the payment of legal fees. On August 31, 2022, the Settlement was approved by the NS Court. Settlement funds of $2,310 were deposited by Organigram with the administrator in October 2022 in accordance with the Settlement Agreement. The administrator has been disbursing funds to the claimants during October and November 2022. The Company reported the NS Claim to its insurance provider which appointed counsel to defend the NS Claim. The Company received insurance proceeds of $532 during the year ended August 31, 2022 to cover all remaining costs associated with the NS Claim.

Alberta Claim
On June 16, 2020, a claim in connection with a proposed national consumer protection class-action lawsuit (the "Alberta Claim") was filed with the Court of Queen’s Bench in Alberta (the “AB Court”) seeking damages against several Canadian cannabis companies including the Company (the "Defendants").  The Alberta Claim does not particularize all of the claims against the companies; however, it makes allegations with respect to the content of THC and CBD in the companies’ products. In order to proceed as a class action, the AB Court must certify the action as a class action. A certification hearing has not yet been scheduled. The Company has reported the Alberta Claim to its insurers.

Estimating an amount or range of possible losses resulting from litigation proceedings is inherently difficult, particularly where the matters involve indeterminate claims for monetary damages and are in the stages of the proceedings where key factual and legal issues have not been resolved. For these reasons, the Company is currently unable to predict the ultimate timing or outcome of or reasonably estimate the possible losses or a range of possible losses resulting from the matter described above. No provision for the Alberta Clam has been recognized as at August 31, 2022 (August 31, 2021 - nil).

At August 31, 2022, a provision of $2,560 (August 31, 2021 - $2,750) in regards to claims and other contingencies was included in the consolidated statement of financial position. For the year ended August 31, 2022, payments of $412 (August 31, 2021 - $nil) were made which were offset by an increase to the provision of $222 (August 31, 2021 - $2,750). The Company also received insurance proceeds of $532 related to the litigation resulting in a net recovery of $310 in the consolidated statements of operations and comprehensive loss for the year ended August 31, 2022 (August 31, 2021 - $2,750 expense).